INCOME TAXES - Income Tax Recognized Directly in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	$ (314)	$ (260)	$ (125)
Revaluation of property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	(113)	(164)	(219)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	(162)	(63)	63
Pension plan actuarial changes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	$ (39)	$ (33)	$ 31